New Market Tax Credit Entities - Additional Information (Detail) (USD $)			12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Verso Paper Finance Holdings LLC	Dec. 29, 2010 Verso Paper Finance Holdings LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC Verso Paper Finance Holdings LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC Verso Paper Finance Holdings LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC Verso Paper Finance Holdings LLC
Variable Interest Entity [Line Items]
Renewable Energy Project										$ 43,000,000.00
Related party debt, outstanding amount											23,305,000	23,305,000	23,305,000
Related party debt, stated interest rate				6.50%							6.50%	6.50%	6.50%
Related party debt, maturity date			Dec. 29, 2040								Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040
Non-controlling interests	$ 7,923,000	$ 7,923,000			$ 7,923,000	$ 7,923,000
Put option, anticipated exercise date							2017-12		2017-12
Tax credit, recapture percentage							100.00%	100.00%
Tax Credit Recapture Period							7 years	7 years